united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2616

Date of fiscal year end: 7/31

Date of reporting period: 7/31/15

Item 1. Reports to Stockholders.

Astor Active Income ETF Fund

Class A: AXAIX       Class C: CXAIX

Astor Long/Short ETF Fund

Class A: ASTLX       Class C: ASTZX       Class I: ASTIX       Class R: ASTRX

Astor S.T.A.R. ETF Fund

Class A: ASPGX       Class C: CSPGX       Class I: STARX

Astor Macro Alternative Fund

Class I: GBLMX

Annual Report

July 31, 2015

1-877-738-0333

Distributed by Northern Lights Distributors, LLC

Member FINRA

General economic conditions remained stable to positive during the previous 12 months. While expectations for accelerated growth (near 3%) were not completely meet, the U.S. economy settled into a solid range of 2-2.5% GDP growth mid-year. At the time we finished last year’s annual shareholder letter, crude oil definitively broke the key $100 level and began a dive that caught even pessimistic oil bears off guard. Oil producers worldwide were entangled in a production battle that ultimately hurt many oil producing companies in the U.S. The challenges in the oil industry have been a key hindrance to the domestic growth picture, specifically from the manufacturing side. Machinery, industrials, transports, and materials companies have all suffered as production has come off line. We have seen a key gauge of economic output, the ISM Manufacturing Index, move lower after peaking in Q4 2014 as a result. On the other side of the coin, a resurgent consumer is picking up the slack from manufacturing in the growth equation. The consumer is being driven by consistent growth in the labor market as well as lower energy. This theme has played out over the past three quarters and created uneven growth. Concerns about the U.S. growth outlook flared up in early Q3 as issues in China and Greece created market volatility. With all of these factors and a (possible) approaching initial Fed rate hike, we are entering a transitional economic environment in the U.S. Global market performance over this period has been skewed to the U.S. once again and has impacted global/macro investment opportunities. A substantial move in the U.S. dollar has also put pressure on ex-US allocations.

As economic readings have been stable, if not inspiring, the Astor Economic Index® has remained near the upper end of its range. As the Index dictates beta exposure for the Astor Long/Short ETF Fund (“L/S Fund”), the portfolio beta target has been between 0.80 and 0.90 over the past year. The beta target peaked at the end of 2014. While U.S. equity markets have returned over 11% during the last year (S&P 500 Index, 11.21%) and been a key driver to portfolio returns, international exposure resulted in negative attribution to the fund. A brief allocation to commodities was also a small drag but was offset by U.S. dollar exposure. The underperformance from international equities and alternative asset classes caused the L/S Fund to trail its beta target versus the S&P 500 Index on a performance basis. However, the L/S Fund had almost an identical return to its benchmark the HFRI Macro (Total) Index which highlights challenges that were experienced throughout the global/macro landscape during the period. On a category comparison, the L/S Fund outperformed its Morningstar Tactical Allocation category, which was down marginally over the 12 month period. The Astor Long/Short ETF Fund (ASTIX) returned 5.48% for the one year period ending July 31, 2015.

With a high level of domestic equity exposure, the Astor S.T.A.R. ETF Fund featuring AlphaDEX® (“STAR Fund”) was positioned to benefit from rising equities. While the STAR Fund outperformed its peers in the Morningstar Tactical Allocation category, it lagged the S&P 500 Index because of a tilt towards value stocks from the underlying holdings. Value stocks trailed growth stocks during the period (Russell 1000 Value Index, 6.39% versus Russell 1000 Growth Index, 16.07%). As fundamental signals shifted in the energy, materials, and utilities sectors, the Fund lowered exposure in them with the first shifts occurring in Q3 2014. Stronger signals in sectors such as technology, healthcare, consumer discretionary, and financials lead to overweight positions in these at various points during the year. The Astor S.T.A.R. ETF Fund (ASPGX) returned 6.66% for the one year period ending July 31, 2015.

The Astor Active Income ETF Fund (“AI Fund”) had a slight positive total return for the 12 month period. The storyline here was the rate complex. 2014 confounded investors as interest rates fell for the better part of the year. Expectations for higher growth and higher rates was the theme heading into 2014, but the end result was different. In the last half of the year, the 10 Year Treasury yield moved from above

2.50% to under 2.20%. With reduced exposure to duration (interest rate sensitivity) the Fund was a minimal beneficiary of this movement. The majority of underperformance against the benchmark Barclays U.S. Aggregate Bond Index came during this stretch. Moving into 2015, rates have oscillated to end the period near where the year began. Due to widening credit spreads which picked up pace in the last few months, positions with high yield exposure have experienced difficulty. With the Fed moving closer to a rate hike, a 2% yield on the 10 Year is likely a lower bound. The AI Fund continues to maintain positions in anticipation of this changing environment with reduced overall duration and a minor allocation to inverse long dated Treasuries. The Astor Active Income ETF Fund (AXAIX) returned 0.82% for the one year period ending July 31, 2015.

Our recently launched global macro strategy, the Astor Macro Alternative Fund (“Macro Fund”), was in existence for a few months this year (trading began in June). During the period, the Macro Fund was marginally down but outperformed both the Morningstar Multialternative category as well as the HFRI Macro (Total) Index. Global equities and asset classes struggled to make defined trends which are important to macro strategies. The Astor Macro Alternative Fund (GBLMX) returned -0.20% over the months since inception and ending July 31, 2015.

The indices shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

Astor Economic Index- The Astor Economic Index® is a proprietary index created by Astor Investment Management LLC. It represents an aggregation of various economic data points: including output and employment indicators. The Astor Economic Index® is designed to track the varying levels of growth within the U.S. economy by analyzing current trends against historical data. The Astor Economic Index® is not an investable product. When investing, there are multiple factors to consider. The Astor Economic Index® should not be used as the sole determining factor for your investment decisions. The Index is based on retroactive data points and may be subject to hindsight bias. There is no guarantee the Index will produce the same results in the future.

S&P 500 Index- The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. S&P 500 is a registered trademark of McGraw-Hill, Inc.

HFRI Macro Total Index- The HFRI Macro (Total) Index is an unmanaged, equal-weighted composite of funds listed in the HFRI Database having either $50 million or greater in assets or a 12-month track record. HFRI is a registered trademark of Hedge Fund Research, Inc.

Morningstar Tactical Allocation Category- Tactical Allocation portfolios seek to provide capital appreciation and income by actively shifting allocations between asset classes. These portfolios have material shifts across equity regions and bond sectors on a frequent basis. To qualify for the Tactical Allocation category, the fund must first meet the requirements to be considered in an allocation category. Next, the fund must historically demonstrate material shifts within the primary asset classes either through a gradual shift over three years or through a series of material shifts on a quarterly basis. The cumulative asset class exposure changes must exceed 10% over the measurement period.

Russell 1000 Value- The Russell 1000 Value Index is comprised of the stocks of large-cap companies within the Russell 1000 Index that meet specific price-to-book and growth ratios (lower). The Index is rebalanced annually.

Russell 1000 Growth- The Russell 1000 Growth Index is comprised of the stocks of large-cap companies within the Russell 1000 Index that meet specific price-to-book and growth ratios (higher). The Index is rebalanced annually.

Barclays U.S. Aggregate Bond Index- The Barclays Capital U.S. Aggregate Bond Index is comprised of approximately 6,000 publicly traded bonds including U.S. Government, mortgage-backed, corporate and Yankee bonds with an average maturity of approximately 10 years.

Morningstar Multi-Alternative Category- These funds will use a combination of alternative strategies such as taking long and short positions in equity and debt, trading futures, or using convertible arbitrage, among others. Funds in this category have a majority of their assets exposed to alternative strategies and include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes.

3671-NLD-9/16/2015

ASTOR ACTIVE INCOME ETF FUND

PORTFOLIO REVIEW (Unaudited)

July 31, 2015

The Fund’s performance figures* for the year ended July 31, 2015, compared to its benchmark:

	Annualized	Annualized	Annualized
	One Year	Three Year	Since Inception (1)
Astor Active Income ETF Fund - Class A Shares	0.82%	1.78%	2.66%
Astor Active Income ETF Fund - Class A Shares With Load	(3.93)%	0.14%	1.31%
Astor Active Income ETF Fund - Class C Shares	0.18%	1.04%	1.89%
Barclays Capital U.S. Aggregate Bond Index **	2.82%	1.60%	2.64%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, is 11.95% for Class A shares and 12.70% for Class C shares per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.26% for Class A shares and 2.01% for Class C shares. The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2015 so that the total annual operating expenses excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor) of the Fund do not exceed 0.90% and 1.65%, for Class A and Class C shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price, while both Class A and C shares are subject to a deferred sales charge of up to 1% of the lower of the original purchase price or redemption proceeds. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. Fixed income securities are subject to risks including inflationary and interest rate changes, among others. You cannot invest directly in one index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Fund’s inception date is November 30, 2011.

The Fund’s holdings by asset class, as of July 31, 2015, are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	86.5%
Exchange Traded Funds - Equity	10.1%
Short-Term Investments	4.4%
Liabilities in Excess of Other Assets	(1.0)%
Total	100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

ASTOR LONG/SHORT ETF FUND

PORTFOLIO REVIEW (Unaudited)

July 31, 2015

The Fund’s performance figures* for the year ended July 31, 2015, compared to its benchmark:

	Annualized	Annualized	Annualized	Annualized	Annualized	Annualized
	One Year	Three Year	Five Year	Inception (1)	Inception (2)	Inception (3)
Astor Long/Short ETF Fund - Class A Shares	5.23%	7.10%	N/A	N/A	N/A	5.95%
Astor Long/Short ETF Fund - Class A Shares With Load	0.26%	5.40%	N/A	N/A	N/A	4.57%
Astor Long/Short ETF Fund - Class C Shares	4.45%	6.30%	4.07%	N/A	3.10%	N/A
Astor Long/Short ETF Fund - Class I Shares	5.48%	7.35%	5.10%	4.18%	N/A	N/A
Astor Long/Short ETF Fund - Class R Shares	5.10%	7.09%	4.85%	3.93%	N/A	N/A
S&P 500 Total Return Index **	11.21%	17.58%	16.24%	14.28%	14.22%	17.78%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, are 2.18%, 2.93%, 1.93%, 2.18% for Class A, Class C, Class I, and Class R respectively, per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.80%, 2.55%, 1.55%, and 1.80% for Class A, Class C, Class I, and Class R shares, respectively. The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2015 so that the total annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor) of the Fund do not exceed 1.50%, 2.25%, 1.25% and 1.50% for Class A, Class C, Class I and Class R shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price, while both Class A and C shares are subject to a deferred sales charge of up to 1% of the lower of the original purchase price or redemption proceeds. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class I and Class R inception date is October 19, 2009.

(2)	Class C inception date is March 12, 2010.

(3)	Class A inception date is November 30, 2011.

The Fund’s holdings by asset class, as of July 31, 2015 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	80.8%
Exchange Traded Funds - Debt	16.8%
Short-Term Investments	2.5%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

ASTOR S.T.A.R. ETF FUND

PORTFOLIO REVIEW (Unaudited)

July 31, 2015

The Fund’s performance figures* for the year ended July 31, 2015, compared to its benchmark:

	Annualized	Annualized	Annualized Since	Annualized Since
	One Year	Three Year	Inception (1)	Inception (2)
Astor S.T.A.R. ETF Fund - Class A Shares	6.66%	14.67%	12.93%	N/A
Astor S.T.A.R. ETF Fund - Class A Shares With Load	1.60%	12.81%	11.44%	N/A
Astor S.T.A.R. ETF Fund - Class C Shares	5.86%	13.83%	12.09%	N/A
Astor S.T.A.R. ETF Fund - Class I Shares	7.01%	N/A	N/A	7.19%
S&P 500 Total Return Index **	11.21%	17.58%	17.78%	11.68%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, are 2.50% for Class A shares, 3.25% for Class C shares, and 2.25% for Class I shares per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 2.08%, 2.83% and 1.83% for Class A, Class C and Class I shares, respectively. The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2015 so that the total annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor)) of the Fund do not exceed 1.50%, 2.25% and 1.25%, for Class A, Class C, Class I shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price, while both Class A and C shares are subject to a deferred sales charge of up to 1% of the lower of the original purchase price or redemption proceeds. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class A and C inception date is November 30, 2011.

(2)	Class I inception date is January 6, 2014.

The Fund’s holdings by asset class, as of July 31, 2015, are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	95.4%
Short-Term Investments	4.4%
Other Assets in Excess of Liabilities	0.2%
Total	100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

ASTOR MACRO ALTERNATIVE FUND

PORTFOLIO REVIEW (Unaudited)

July 31, 2015

The Fund’s performance figures* for the period ended July 31, 2015, compared to its benchmark:

Annualized Since Inception (1)
Astor Macro Alternative Fund - Class I Shares	(0.20)%
S&P 500 Total Return Index **	(0.73)%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, are 2.25% for Class I shares per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 2.06% for Class I shares. The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2016 so that the total annual operating expenses excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor) of the Fund do not exceed 1.99%. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class I inception date is June 22, 2015.

The Fund’s holdings by asset class, as of July 31, 2015, are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	57.8%
Exchange Traded Funds - Debt	36.6%
Short-Term Investments	0.5%
Other Assets in Excess of Liabilities	5.1%
Total	100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Astor Active Income ETF Fund

SCHEDULE OF INVESTMENTS

July 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 96.6%
	DEBT FUNDS - 86.5%
5,102	Guggenheim Enhanced Short Duration ETF	$255,559
302	iShares iBoxx $ Investment Grade Corporate Bond ETF	35,138
1,540	iShares iBoxx $ High Yield Corporate Bond ETF	135,474
2,346	iShares Intermediate Credit Bond ETF	255,737
557	iShares Interest Rate Hedged High Yield Bond ETF	50,809
1,359	iShares Short Maturity Bond ETF	68,127
2,616	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	258,958
1,180	PowerShares Build America Bond Portfolio	34,361
9,281	PowerShares Senior Loan Portfolio	219,867
3,276	ProShares Short 20+ Year Treasury *	81,933
1,736	SPDR Blackstone / GSO Senior Loan ETF	85,064
		1,481,027
	EQUITY FUNDS - 10.1%
2,317	iShares Core High Dividend ETF	172,941

	TOTAL EXCHANGE TRADED FUNDS (Cost $1,683,725)	1,653,968

	SHORT-TERM INVESTMENTS - 4.4%
75,506	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.01% + (Cost $75,506)	75,506

	TOTAL INVESTMENTS - 101.0% (Cost $1,759,231) (a)	$1,729,474
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(16,617)
	TOTAL NET ASSETS - 100.0%	$1,712,857

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,760,921 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$6,429
Unrealized Depreciation:	(37,876)
Net Unrealized Depreciation:	$(31,447)

See accompanying notes to financial statements.

Astor Long/Short ETF Fund

SCHEDULE OF INVESTMENTS

July 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 97.6%
	DEBT FUNDS - 16.8%
65,517	iShares Core U.S. Aggregate Bond ETF	$7,174,111
86,633	iShares iBoxx $ High Yield Corporate Bond ETF	7,621,105
56,693	iShares Short Maturity Bond ETF	2,842,020
115,605	SPDR Blackstone / GSO Senior Loan ETF	5,664,646
		23,301,882
	EQUITY FUNDS - 80.8%
337,056	First Trust Large Cap Core AlphaDEX Fund	15,501,205
121,057	First Trust Technology AlphaDEX Fund	4,238,206
52,720	Guggenheim S&P 500 Equal Weight ETF	4,247,650
99,702	iShares Core S&P 500 ETF	21,112,896
185,065	iShares Core S&P Total US Stock Market ETF	17,816,208
175,976	iShares MSCI EAFE ETF	11,399,725
183,379	iShares MSCI Emerging Markets ETF	6,807,028
240,557	iShares MSCI USA Minimum Volatility ETF	10,088,961
50,622	iShares Russell 2000 ETF	6,224,481
95,350	iShares US Real Estate ETF	7,135,040
25,864	Powershares QQQ Trust Series 1	2,895,475
18,042	SPDR S&P MidCap 400 ETF Trust	4,934,307
		112,401,182
	TOTAL EXCHANGE TRADED FUNDS (Cost $128,492,205)	135,703,064

	SHORT-TERM INVESTMENTS - 2.5%
3,489,630	UB Institutional Trust Deposit 0.15% + (Cost $3,489,630)	3,489,630

	TOTAL INVESTMENTS - 100.1% (Cost $131,981,835) (a)	$139,192,694
	LIABILTIES IN EXCESS OF OTHER ASSETS - (0.1)%	(162,580)
	TOTAL NET ASSETS - 100.0%	$139,030,114

+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $131,992,165 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$8,560,751
Unrealized Depreciation:	(1,360,222)
Net Unrealized Appreciation:	$7,200,529

See accompanying notes to financial statements.

Astor S.T.A.R. ETF Fund

SCHEDULE OF INVESTMENTS

July 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 95.4%
	EQUITY FUNDS - 95.4%
533,215	First Trust Consumer Discretionary AlphaDEX Fund	$20,634,919
199,266	First Trust Consumer Staples AlphaDEX Fund	9,110,442
1,185,053	First Trust Financial AlphaDEX Fund	28,962,695
298,504	First Trust Health Care AlphaDEX Fund	20,787,819
414,142	First Trust Industrials/Producer Durables AlphaDEX Fund	12,200,623
384,024	First Trust Large Cap Core AlphaDEX Fund	17,661,264
327,754	First Trust Mid Cap Core AlphaDEX Fund	17,351,297
362,042	First Trust Small Cap Core AlphaDEX Fund	17,457,665
868,471	First Trust Technology AlphaDEX Fund	30,405,170
		174,571,894
	TOTAL EXCHANGE TRADED FUNDS (Cost $163,552,180)	174,571,894

	SHORT-TERM INVESTMENTS - 4.4%
8,173,697	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.01% + (Cost $8,173,697)	8,173,697

	TOTAL INVESTMENTS - 99.8% (Cost $171,725,877) (a)	$182,745,591
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	329,755
	TOTAL NET ASSETS - 100.0%	$183,075,346

+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $171,725,877 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$11,409,316
Unrealized Depreciation:	(389,602)
Net Unrealized Appreciation:	$11,019,714

See accompanying notes to financial statements.

Astor Macro Alternative Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 94.4%
	DEBT FUNDS - 36.6%
1,200	iShares 10+ Year Credit Bond ETF	$69,624
1,100	iShares 20+ Year Treasury Bond ETF	134,783
2,700	iShares Core U.S. Aggregate Bond ETF	295,650
600	iShares Intermediate Credit Bond ETF	65,406
900	SPDR Barclays High Yield Bond ETF	34,173
		599,636
	EQUITY FUNDS - 57.8%
1,200	Guggenheim S&P 500 Equal Weight ETF	96,684
1,000	Guggenheim S&P 500 Pure Growth ETF	84,010
1,600	Guggenheim S&P 500 Pure Value ETF	84,480
2,700	iShares MSCI USA Minimum Volatility ETF	113,238
700	iShares Russell 2000 ETF	86,072
600	iShares Russell Mid-Cap ETF	102,552
1,300	iShares Select Dividend ETF	99,216
800	Powershares QQQ Trust Series 1	89,560
500	SPDR S&P 500 ETF Trust	105,250
1,100	Vanguard REIT ETF	86,900
		947,962
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,550,905)	1,547,598

	SHORT-TERM INVESTMENTS - 0.5%
7,640	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.01% * ^	7,640
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,640)	7,640

	TOTAL INVESTMENTS - 94.9% (Cost $1,558,545) (a)	$1,555,238
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.1%	83,983
	TOTAL NET ASSETS - 100.0%	$1,639,221

*	Money market fund; interest rate reflects seven-day effective yield on July 31, 2015.

^	A portion of this investment is a holding of the AMA Fund Limited CFC which commenced operations on June 22, 2015 and is a wholly owned subsidiary of the Astor Macro Alternative Fund.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,558,545 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$11,752
Unrealized Depreciation:	(15,059)
Net Unrealized Depreciation:	$(3,307)

See accompanying notes to financial statements.

Astor Macro Alternative Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2015

FUTURES CONTRACTS ^

			Underlying Face	Unrealized Appreciation
Long Contracts	Description	Counterparty	Amount at Value **	(Depreciation)
1	Brent Crude Future Sep 2015	Deutsche Bank	$52,210	$(6,671)
2	Canadian 10 Year Bond Sep 2015	Deutsche Bank	219,870	1,690
2	Corn Future Dec 2015	Deutsche Bank	38,125	(3,000)
2	Long Gilt Future Sep 2015	Deutsche Bank	366,116	1,202
1	Soybean Future Nov 2015	Deutsche Bank	47,013	(2,350)
2	US 10 Year Future Sep 2015	Deutsche Bank	254,876	1,313
1	Wheat Future Sep 2015	Deutsche Bank	24,963	(2,988)
Net Unrealized Loss from Open Long Futures Contracts				$(10,804)

			Underlying Face	Unrealized Appreciation
Short Contracts	Description	Counterparty	Amount at Value **	(Depreciation)
2	Australian Dollar Future Sep 2015	Deutsche Bank	$145,520	$5,610
1	British Pound Future Sep 2015	Deutsche Bank	97,563	(706)
1	Copper Future Sep 2015	Deutsche Bank	59,088	3,438
1	Euro Fx Future Sep 2015	Deutsche Bank	137,125	500
2	Natural Gas Future Sep 2015	Deutsche Bank	54,320	3,100
1	World Sugar Oct 2015	Deutsche Bank	12,477	952
Net Unrealized Gain from Open Short Futures Contracts				$12,894

^	Each futures contract is a holding of AMA Fund Limited CFC (“AMA”) which commenced operations on June 22, 2015 and is a wholly owned subsidiary of the Astor Macro Alternative Fund.

**	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by AMA are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of AMA’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to AMA.

See accompanying notes to financial statements.

The Astor Funds

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2015

				Astor Macro
	Astor Active Income	Astor Long/Short	Astor S.T.A.R.	Alternative Fund
	ETF Fund	ETF Fund	ETF Fund	(Consolidated)
ASSETS
Investment securities:
At cost	$1,759,231	$131,981,835	$171,725,877	$1,558,545
At value	$1,729,474	$139,192,694	$182,745,591	$1,555,238
Receivable due from Advisor	11,667	17,350	17,904	49,975
Deposits for futures contracts	—	—	—	65,899
Net unrealized appreciation on futures contracts	—	—	—	2,090
Receivable for foreign exchange	—	—	—	11
Dividends and interest receivable	1,073	—	—	—
Receivable for Fund shares sold	—	217,581	533,002	—
Prepaid expenses and other assets	11,139	47,275	47,290	—
TOTAL ASSETS	1,753,353	139,474,900	183,343,787	1,673,213

LIABILITIES
Distribution (12b-1) fees payable	1,632	22,609	60,405	—
Investment advisory fees payable	—	62,315	115,902	—
Fees payable to service providers	8,414	5,326	27,010	6,663
Payable for Fund shares redeemed	10,000	309,288	29,080	—
Accrued expenses and other liabilities	20,450	45,248	36,044	27,329
TOTAL LIABILITIES	40,496	444,786	268,441	33,992
NET ASSETS	$1,712,857	$139,030,114	$183,075,346	$1,639,221

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$1,720,555	$131,850,159	$172,716,060	$1,640,765
Accumulated undistributed net investment income (loss)	—	64,148	(913,226)	—
Accumulated net realized gain (loss) from security transactions	22,059	(95,052)	252,798	(1,140)
Net unrealized appreciation (depreciation) on investments	(29,757)	7,210,859	11,019,714	(404)
NET ASSETS	$1,712,857	$139,030,114	$183,075,346	$1,639,221

See accompanying notes to financial statements.

The Astor Funds

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

July 31, 2015

				Astor Macro
	Astor Active Income	Astor Long/Short	Astor S.T.A.R.	Alternative Fund
	ETF Fund	ETF Fund	ETF Fund	(Consolidated)
Net Asset Value Per Share:
Class A Shares:
Net Assets	$1,337,354	$12,845,745	$58,315,457	$—
Shares of beneficial interest outstanding	132,332	1,068,613	3,783,842	—
($0 par value, unlimited shares authorized)
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.11	$12.02	$15.41	$—
Maximum offering price per share (4.75% sales charge)	$10.61	$12.62	$16.18	$—

Class C Shares:
Net Assets	$375,503	$22,913,499	$58,380,652	$—
Shares of beneficial interest outstanding	37,369	1,959,893	3,881,110	—
($0 par value, unlimited shares authorized)
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.05	$11.69	$15.04	$—

Class I Shares:
Net Assets	$—	$101,511,846	$66,379,237	$1,639,221
Shares of beneficial interest outstanding	—	8,437,775	4,294,020	164,576
($0 par value, unlimited shares authorized)
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$—	$12.03	$15.46	$9.96

Class R Shares:
Net Assets	$—	$1,759,024	$—	$—
Shares of beneficial interest outstanding		146,539
($0 par value, unlimited shares authorized)
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$—	$12.00	$—	$—

See accompanying notes to financial statements.

The Astor Funds

STATEMENTS OF OPERATIONS

For the Periods ended July 31, 2015

				Astor Macro
	Astor Active Income	Astor Long/Short	Astor S.T.A.R.	Alternative Fund *
	ETF Fund	ETF Fund	ETF Fund	(Consolidated)
INVESTMENT INCOME
Dividends	$72,479	$2,467,808	$1,322,229	$4,363
Interest	12	7,821	938	8
TOTAL INVESTMENT INCOME	72,491	2,475,629	1,323,167	4,371

EXPENSES
Investment advisory fees	15,607	1,143,366	1,409,599	2,848
Distribution (12b-1) fees, Class A shares	4,100	29,857	127,104	—
Distribution (12b-1) fees, Class C shares	5,895	198,435	387,251	—
Distribution (12b-1) fees, Class R shares	—	7,539	—	—
Registration fees	19,750	57,820	53,830	—
Transfer agent fees	39,898	103,301	113,357	1,923
Administrative services fees	34,989	110,879	134,299	4,086
Accounting services fees	30,999	59,141	56,138	2,740
Audit fees	16,000	15,500	15,500	20,999
Trustees fees and expenses	12,617	12,617	12,617	1
Legal fees	11,065	12,086	11,678	4,255
Custodian fees	5,162	19,995	15,489	1,250
Printing expenses	735	24,246	32,784	8,755
Compliance officer fees	387	15,645	19,314	2,264
Insurance expense	45	2,555	2,937	—
Other expenses	—	45,136	37,146	198
TOTAL EXPENSES	197,249	1,858,118	2,429,043	49,319

Less: Fees waived and expenses reimbursed by the Advisor	(172,773)	(190,724)	(149,764)	(48,038)

NET EXPENSES	24,476	1,667,394	2,279,279	1,281
NET INVESTMENT INCOME (LOSS)	48,015	808,235	(956,112)	3,090

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from security transactions	27,894	826,672	327,414	(1,140)
Net realized loss from futures transactions	—	—	—	(4,101)
Distributions of realized gains by underlying investment companies	971	3,290	—	—
Net change in unrealized appreciation (depreciation) on investments	(52,440)	3,039,595	8,168,763	(3,307)
Net change in unrealized appreciation on futures contracts	—	—	—	2,101
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	(23,575)	3,869,557	8,496,177	(6,447)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,440	$4,677,792	$7,540,065	$(3,357)

*	The Astor Macro Alternative Fund commenced operations on June 22, 2015.

See accompanying notes to financial statements.

The Astor Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Astor Active Income ETF Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2015	July 31, 2014
FROM OPERATIONS
Net investment income	$48,015	$38,675
Net realized gain/(loss) from security transactions	27,894	(1,472)
Distributions of long term capital gains from underlying investment companies	971
Net change in unrealized appreciation (depreciation) on investments	(52,440)	29,930
Net increase in net assets resulting from operations	24,440	67,133

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	(3,039)	(90)
Class C	(1,258)	(5)
From net investment income
Class A	(41,492)	(30,386)
Class C	(11,749)	(3,600)
From distributions to shareholders	(57,538)	(34,081)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	303,021	1,863,469
Class C	62,234	570,870
Distributions Reinvested
Class A	21,952	23,600
Class C	3,515	675
Cost of Shares Redeemed
Class A	(700,252)	(685,611)
Class C	(318,627)	—
Net increase (decrease) in net assets from shares of beneficial interest	(628,157)	1,773,003

TOTAL INCREASE (DECREASE) IN NET ASSETS	(661,255)	1,806,055

NET ASSETS
Beginning of Year	2,374,112	568,057
End of Year ^	$1,712,857	$2,374,112
^ Includes accumulated undistributed net investment income of:	$—	$4,713

See accompanying notes to financial statements.

The Astor Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Active Income ETF Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2015	July 31, 2014
SHARE ACTIVITY
Class A:
Shares Sold	29,719	183,456
Shares Reinvested	2,152	2,315
Shares Redeemed	(68,008)	(67,028)
Net increase (decrease) in shares of beneficial interest outstanding	(36,137)	118,743

Class C:
Shares Sold	6,046	55,784
Shares Reinvested	347	66
Shares Redeemed	(31,152)	—
Net increase (decrease) in shares of beneficial interest outstanding	(24,759)	55,850

See accompanying notes to financial statements.

The Astor Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Long/Short ETF Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2015	July 31, 2014
FROM OPERATIONS
Net investment income	$808,235	$288,464
Net realized gain from security transactions	826,672	1,511,080
Distributions of long term capital gains from underlying investment companies	3,290	—
Net change in unrealized appreciation on investments	3,039,595	2,266,634
Net increase in net assets resulting from operations	4,677,792	4,066,178

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	(70,190)	(24,444)
Class C	(33,716)	(5,685)
Class I	(718,188)	(178,448)
Class R	(13,595)	(21,407)
From distributions to shareholders	(835,689)	(229,984)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	13,388,965	16,450,105
Class C	10,626,739	9,442,599
Class I	90,525,904	33,466,001
Class R	734,085	3,528,632
Distributions Reinvested
Class A	50,798	18,232
Class C	29,382	4,774
Class I	575,049	121,564
Class R	11,865	19,864
Cost of Shares Redeemed
Class A	(10,531,407)	(12,409,471)
Class C	(4,034,037)	(2,036,091)
Class I	(37,860,998)	(7,790,188)
Class R	(5,591,308)	(4,764,866)
Net increase in net assets from shares of beneficial interest	57,925,037	36,051,155

TOTAL INCREASE IN NET ASSETS	61,767,140	39,887,349

NET ASSETS
Beginning of Year	77,262,974	37,375,625
End of Year *	$139,030,114	$77,262,974
* Includes accumulated undistributed net investment income of:	$64,148	$79,479

See accompanying notes to financial statements.

The Astor Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Long/Short ETF Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2015	July 31, 2014
SHARE ACTIVITY
Class A:
Shares Sold	1,119,313	1,474,205
Shares Reinvested	4,256	1,602
Shares Redeemed	(889,753)	(1,072,659)
Net increase in shares of beneficial interest outstanding	233,816	403,148

Class C:
Shares Sold	911,985	865,749
Shares Reinvested	2,528	420
Shares Redeemed	(345,907)	(189,025)
Net increase in shares of beneficial interest outstanding	568,606	677,144

Class I:
Shares Sold	7,573,356	2,928,980
Shares Reinvested	48,104	10,604
Shares Redeemed	(3,150,850)	(698,807)
Net increase in shares of beneficial interest outstanding	4,470,610	2,240,777

Class R:
Shares Sold	62,052	320,672
Shares Reinvested	999	1,754
Shares Redeemed	(477,409)	(423,579)
Net (decrease) in shares of beneficial interest outstanding	(414,358)	(101,154)

See accompanying notes to financial statements.

The Astor Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor S.T.A.R. ETF Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2015	July 31, 2014
FROM OPERATIONS
Net investment loss	$(956,112)	$(277,509)
Net realized gain from security transactions	327,414	240,476
Net change in unrealized appreciation on investments	8,168,763	2,305,533
Net increase in net assets resulting from operations	7,540,065	2,268,500

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	(40,530)	(36,315)
Class C	(27,386)	(12,863)
Class I	(39,184)	—
From distributions to shareholders	(107,100)	(49,178)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	29,724,897	49,268,392
Class C	36,301,235	22,087,046
Class I	59,572,879	26,807,227
Distributions Reinvested
Class A	37,303	33,134
Class C	26,024	12,404
Class I	33,295	—
Cost of Shares Redeemed
Class A	(20,785,605)	(11,397,256)
Class C	(3,338,830)	(330,580)
Class I	(22,247,485)	(458,479)
Net increase in net assets from shares of beneficial interest	79,323,713	86,021,888

TOTAL INCREASE IN NET ASSETS	86,756,678	88,241,210

NET ASSETS
Beginning of Year	96,318,668	8,077,458
End of Year^	$183,075,346	$96,318,668
^ Includes accumulated undistributed net investment loss of:	$(913,226)	$(69,768)

See accompanying notes to financial statements.

The Astor Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor S.T.A.R. ETF Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2015	July 31, 2014
SHARE ACTIVITY
Class A:
Shares Sold	1,962,424	3,475,595
Shares Reinvested	2,576	2,424
Shares Redeemed	(1,388,757)	(776,507)
Net increase in shares of beneficial interest outstanding	576,243	2,701,512

Class C:
Shares Sold	2,422,134	1,580,795
Shares Reinvested	1,833	919
Shares Redeemed	(222,667)	(23,525)
Net increase in shares of beneficial interest outstanding	2,201,300	1,558,189

Class I:
Shares Sold	3,947,530	1,833,384
Shares Reinvested	2,296	—
Shares Redeemed	(1,457,843)	(31,347)
Net increase in shares of beneficial interest outstanding	2,491,983	1,802,037

See accompanying notes to financial statements.

The Astor Funds

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

Astor Macro Alternative Income Fund
For the
Period* Ended
July 31, 2015
FROM OPERATIONS
Net investment income	$3,090
Net realized loss from security transactions and futures transactions	(5,241)
Net change in unrealized depreciation on investments and futures contracts	(1,206)
Net decrease in net assets resulting from operations	(3,357)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I	(3,187)
From distributions to shareholders	(3,187)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	1,642,578
Distributions Reinvested
Class I	3,187
Net increase in net assets from shares of beneficial interest	1,645,765

TOTAL INCREASE IN NET ASSETS	1,639,221

NET ASSETS
Beginning of Period	—
End of Period^	$1,639,221
^ Includes accumulated undistributed net investment gain (loss) of:	$—

*	The Astor Macro Alternative Fund commenced operations on June 22, 2015.

See accompanying notes to financial statements.

The Astor Funds

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Continued)

Astor Macro Alternative Income Fund
For the
Period* Ended
July 31, 2015
SHARE ACTIVITY
Class I:
Shares Sold	164,254
Shares Reinvested	322
Shares Redeemed	—
Net increase in shares of beneficial interest outstanding	164,576

*	The Astor Macro Alternative Fund commenced operations on June 22, 2015.

See accompanying notes to financial statements.

The Astor Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

Astor Active Income ETF Fund Class A
Year Ended	Year Ended	Year Ended	Period Ended
July 31,	July 31,	July 31,	July 31,
2015	2014	2013	2012 (1)
Net asset value, beginning of period	$10.31	$10.15	$10.39	$10.00
Activity from investment operations:
Net investment income (2)	0.24	0.26	0.30	0.08
Net realized and unrealized gain (loss) on investments	(0.16)	0.12	(0.22)	0.36
Total from investment operations	0.08	0.38	0.08	0.44
Less distributions from:
Net investment income	(0.26)	(0.22)	(0.30)	(0.05)
Net realized gains	(0.02)	0.00	(10)	(0.02)	—
Total distributions	(0.28)	(0.22)	(0.32)	(0.05)
Net asset value, end of period	$10.11	$10.31	$10.15	$10.39
Total return (3)	0.82%	3.75%	0.79%	4.45	% (8)
Net assets, at end of period (000s)	$1,337	$1,737	$505	$245
Ratio of gross expenses to average net assets (4)(6)	8.65%	11.59%	28.39%	88.15	% (5)
Ratio of net expenses to average net assets (6)	0.90%	0.90%	0.97	% (9)	1.20	% (5)
Ratio of net investment income to average net assets (7)	2.35%	2.54%	2.94%	1.14	% (5)
Portfolio Turnover Rate	27%	36%	90%	99	% (8)

(1)	The Astor Active Income ETF Fund commenced operations on November 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Effective November 28, 2012, the expense cap changed from 1.20% to 0.90% for Class A shares.

(10)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Astor Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

Astor Active Income ETF Fund Class C
Year Ended	Year Ended	Year Ended	Period Ended
July 31,	July 31,	July 31,	July 31,
2015	2014	2013	2012 (1)
Net asset value, beginning of period	$10.25	$10.11	$10.35	$10.00
Activity from investment operations:
Net investment income (2)	0.17	0.15	0.21	0.01
Net realized and unrealized gain (loss) on investments	(0.15)	0.14	(0.20)	0.37
Total from investment operations	0.02	0.29	0.01	0.38
Less distributions from:
Net investment income	(0.20)	(0.15)	(0.23)	(0.03)
Net realized gains	(0.02)	0.00	(10)	(0.02)	—
Total distributions	(0.22)	(0.15)	(0.25)	(0.03)
Net asset value, end of period	$10.05	$10.25	$10.11	$10.35
Total return (3)	0.18%	2.92%	0.07%	3.82	% (8)
Net assets, at end of period (000s)	$376	$637	$63	$8
Ratio of gross expenses to average net assets (4)(6)	9.40%	12.34%	29.14%	105.87	% (5)
Ratio of net expenses to average net assets (6)	1.65%	1.65%	1.72	% (9)	1.93	% (5)
Ratio of net investment income to average net assets (7)	1.63%	1.48%	2.01%	0.20	% (5)
Portfolio Turnover Rate	27%	36%	90%	99	% (8)

(1)	The Astor Active Income ETF Fund commenced operations on November 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Effective November 28, 2012, the expense cap changed from 1.95% to 1.65% for Class C shares.

(10)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Astor Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Long/Short ETF Fund Class A
	Year Ended	Year Ended	Year Ended	Period Ended
	July 31,	July 31,	July 31,	July 31,
	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$11.49	$10.62	$9.91	$10.11
Activity from investment operations:
Net investment income (2)	0.08	0.07	0.05	0.02
Net realized and unrealized gain on investments	0.52	0.83	0.70	0.04
Total from investment operations	0.60	0.90	0.75	0.06
Less distributions from:
Net investment income	(0.07)	(0.03)	(0.04)	—
Return of capital	—	—	—	(0.01)
Net realized gains	—	—	—	(0.25)
Total distributions	(0.07)	(0.03)	(0.04)	(0.26)
Net asset value, end of period	$12.02	$11.49	$10.62	$9.91
Total return (3)	5.23%	8.50%	7.61%	0.63	% (8)
Net assets, at end of period (000s)	$12,846	$9,595	$4,583	$88
Ratio of gross expenses to average net assets (4)(6)	1.66%	1.88%	2.18%	2.26	% (5)
Ratio of net expenses to average net assets (6)	1.50%	1.50%	1.50%	1.50	% (5)
Ratio of net investment income to average net assets (7)	0.69%	0.62%	0.50%	0.35	% (5)
Portfolio Turnover Rate	44%	55%	124%	188	% (8)

(1)	The Astor Long/Short ETF Fund’s Class A commenced operations on November 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

The Astor Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Long/Short ETF Fund Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$11.21	$10.41	$9.75	$10.76	$9.84
Activity from investment operations:
Net investment loss (1)	(0.01)	(0.02)	—	(0.05)	(0.10)
Net realized and unrealized gain (loss) on investments	0.51	0.82	0.66	(0.71)	1.02
Total from investment operations	0.50	0.80	0.66	(0.76)	0.92
Less distributions from:
Net Investment Income	(0.02)	0.00 (6)	—	—	—
Net realized gains	—	—	—	(0.25)	—
Total distributions	(0.02)	0.00 (6)	—	(0.25)	—
Net asset value, end of year	$11.69	$11.21	$10.41	$9.75	$10.76
Total return (2)	4.45%	7.72%	6.77%	(7.08)%	9.35%
Net assets, at end of year (000s)	$22,913	$15,602	$7,433	$12,259	$14,276
Ratio of gross expenses to average net assets (3)(4)	2.41%	2.63%	2.93%	2.80%	2.88%
Ratio of net expenses to average net assets (4)	2.25%	2.25%	2.25%	2.42%	2.74%
Ratio of net investment loss to average net assets (5)	(0.11)%	(0.16)%	(0.04)%	(0.51)%	(0.95)%
Portfolio Turnover Rate	44%	55%	124%	188%	157%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Astor Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Long/Short ETF Fund Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$11.50	$10.62	$9.91	$10.87	$9.88
Activity from investment operations:
Net investment income (1)	0.11	0.09	0.10	0.05	0.01
Net realized and unrealized gain (loss) on investments	0.52	0.85	0.67	(0.71)	1.01
Total from investment operations	0.63	0.94	0.77	(0.66)	1.02
Less distributions from:
Net investment income	(0.10)	(0.06)	(0.06)	—	—
Return of capital	—	—	—	(0.05)	(0.03)
Net realized gains	—	—	—	(0.25)	—
Total distributions	(0.10)	(0.06)	(0.06)	(0.30)	(0.03)
Net asset value, end of year	$12.03	$11.50	$10.62	$9.91	$10.87
Total return (2)	5.48%	8.87%	7.74%	(6.08)%	10.35%
Net assets, at end of year (000s)	$101,512	$45,630	$18,341	$22,337	$24,393
Ratio of gross expenses to average net assets (3)(4)	1.41%	1.63%	1.93%	1.80%	1.87%
Ratio of net expenses to average net assets (4)	1.25%	1.25%	1.25%	1.41%	1.74%
Ratio of net investment income to average net assets (5)	0.92%	0.83%	0.95%	0.49%	0.13%
Portfolio Turnover Rate	44%	55%	124%	188%	157%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Long/Short ETF Fund Class R
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$11.48	$10.60	$9.89	$10.85	$9.86
Activity from investment operations:
Net investment income (loss) (1)	0.06	0.06	0.07	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	0.53	0.85	0.68	(0.71)	1.01
Total from investment operations	0.59	0.91	0.75	(0.68)	1.00
Less distributions from:
Net investment income	(0.07)	(0.03)	(0.04)	—	—
Return of capital	—	—	—	(0.03)	(0.01)
Net realized gains	—	—	—	(0.25)	—
Total distributions	(0.07)	(0.03)	(0.04)	(0.28)	(0.01)
Net asset value, end of year	$12.00	$11.48	$10.60	$9.89	$10.85
Total return (2)	5.10%	8.63%	7.56%	(6.31)%	10.15%
Net assets, at end of year (000s)	$1,759	$6,437	$7,018	$3,245	$6,847
Ratio of gross expenses to average net assets (3)(4)	1.66%	1.88%	2.18%	2.02%	2.12%
Ratio of net expenses to average net assets (4)	1.50%	1.50%	1.50%	1.69%	1.99%
Ratio of net investment income (loss) to average net assets (5)	0.55%	0.57%	0.63%	0.21%	(0.05)%
Portfolio Turnover Rate	44%	55%	124%	188%	157%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor S.T.A.R. ETF Fund Class A
	Year Ended	Year Ended	Year Ended	Period Ended
	July 31,	July 31,	July 31,	July 31,
	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$14.46	$12.89	$10.33	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.08)	(0.08)	(0.03)	0.05
Net realized and unrealized gain on investments	1.04	1.68	2.67	0.31
Total from investment operations	0.96	1.60	2.64	0.36
Less distributions from:
Net investment income	—	—	(0.05)	(0.03)
Net realized gains	(0.01)	(0.03)	(0.03)	—
Total distributions	(0.01)	(0.03)	(0.08)	(0.03)
Net asset value, end of period	$15.41	$14.46	$12.89	$10.33
Total return (3)	6.66%	12.45%	25.73%	3.59	% (8)
Net assets, at end of period (000s)	$58,315	$46,371	$6,524	$109
Ratio of gross expenses to average net assets (4)(6)	1.60%	1.92%	2.37%	138.74	% (5)
Ratio of net expenses to average net assets (6)	1.50%	1.50%	1.50%	1.50	% (5)
Ratio of net investment income (loss) to average net assets (7)	(0.54)%	(0.53)%	(0.18)%	0.67	% (5)
Portfolio Turnover Rate	30%	25%	62%	86	% (8)

(1)	The Astor S.T.A.R. ETF Fund commenced operations November 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor S.T.A.R. ETF Fund Class C
	Year Ended	Year Ended		Year Ended	Period Ended
	July 31,	July 31,		July 31,	July 31,
	2015	2014		2013	2012 (1)
Net asset value, beginning of period	$14.22	$12.77		$10.30	$10.00
Activity from investment operations:
Net investment loss (2)	(0.20)	(0.18)		(0.13)	0.00	(9)
Net realized and unrealized gain on investments	1.03	1.66		2.67	0.31
Total from investment operations	0.83	1.48		2.54	0.31
Less distributions from:
Net investment income	—	—		(0.04)	(0.01)
Net realized gains	(0.01)	(0.03)		(0.03)	—
Total distributions	(0.01)	(0.03)		(0.07)	(0.01)
Net asset value, end of period	$15.04	$14.22		$12.77	$10.30
Total return (3)	5.86%	11.63%		24.81%	3.08	% (8)
Net assets, at end of period (000s)	$58,381	$23,881		$1,553	$5
Ratio of gross expenses to average net assets (4)(6)	2.35%	2.67	% (7)	3.12%	139.86	% (5)
Ratio of net expenses to average net assets (6)	2.25%	2.25%		2.25%	2.25	% (5)
Ratio of net investment loss to average net assets (7)	(1.32)%	(1.31)%		(1.05)%	(0.06	)% (5)
Portfolio Turnover Rate	30%	25%		62%	86	% (8)

(1)	The Astor S.T.A.R. ETF Fund commenced operations November 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor S.T.A.R. ETF Fund Class I
	Year Ended	Period Ended
	July 31,	July 31,
	2015	2014 (1)
Net asset value, beginning of period	$14.46	$13.88
Activity from investment operations:
Net investment loss (2)	(0.05)	(0.04)
Net realized and unrealized gain on investments	1.06	0.62
Total from investment operations	1.01	0.58
Less distributions from:
Net realized gains	(0.01)	—
Total distributions	(0.01)	—
Net asset value, end of period	$15.46	$14.46
Total return (3)	7.01%	4.18	% (8)
Net assets, at end of period (000s)	$66,379	$26,066
Ratio of gross expenses to average net assets (4)(6)	1.35%	1.67	% (5)
Ratio of net expenses to average net assets (6)	1.25%	1.25	% (5)
Ratio of net investment income (loss) to average net assets (7)	(0.32)%	(0.43	)% (5)
Portfolio Turnover Rate	30%	25	% (8)

(1)	Commenced operations January 6, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

The Astor Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Macro Alternative Fund Class I
	Period Ended
	July 31,
	2015 (1)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (2)	0.04
Net realized and unrealized loss on investments		(0.06)
Total from investment operations		(0.02)
Less distributions from:
Net investment income		(0.02)
Net realized gains	—
Total distributions		(0.02)
Net asset value, end of period	$9.96
Total return (3)	(0.20	)% (8)
Net assets, at end of period (000s)	$1,639
Ratio of gross expenses to average net assets (4)(6)	76.63	% (5)
Ratio of net expenses to average net assets (6)	1.99	% (5)
Ratio of net investment income to average net assets (7)	4.80	% (5)
Portfolio Turnover Rate	10	% (8)

(1)	Commenced operations June 22, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL
STATEMENTS
July 31, 2015

1.	ORGANIZATION

The Astor Active Income ETF Fund, the Astor Long/Short ETF Fund, the Astor S.T.A.R. ETF Fund, and Astor Macro Alternative Fund (each a “Fund” or collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Astor Active Income ETF Fund primarily seeks income and secondarily seeks capital preservation. The Astor Long/Short ETF Fund seeks total return through a combination of capital appreciation and income. The Astor S.T.A.R. ETF Fund seeks capital appreciation with less volatility than the equity market in general. The Astor Macro Alternative Fund seeks to provide positive returns with less overall risk than the global equity markets. The Astor Long/Short ETF Fund commenced operations on October 19, 2009. The Astor Active Income ETF Fund and the Astor S.T.A.R. ETF Fund commenced operations on November 30, 2011. The Astor Macro Alternative Fund commenced operations on June 22, 2015.

The Astor Long/Short ETF Fund currently offers Class A, Class C, Class R, and Class I shares. Class C, Class R, and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. The Astor Active Income ETF Fund currently offers Class A and Class C shares and the Astor S.T.A.R. ETF Fund currently offer Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value and Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. The Astor Macro Alternative Fund currently offers Class I shares offered at net asset value. Each class represents an interest in the same assets of the respective Fund and classes of a Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of a Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The consolidated financial statements of the Astor Macro Alternative Fund include the Astor Macro Alternative Fund and its wholly owned subsidiary AMA Fund Limited (“AMA”). AMA commenced operations on June 22, 2015 and is incorporated in the Cayman islands as an exempted company with limited liability.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL
STATEMENTS (Continued)
July 31, 2015

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Futures Contracts – The Astor Macro Alternative Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL
STATEMENTS (Continued)
July 31, 2015

by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Valuation of Underlying Funds – Open-end investment Companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2015, for the Funds’ assets and liabilities measured at fair value:

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL
STATEMENTS (Continued)
July 31, 2015

Astor Active Income ETF Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,653,968	$—	$—	$1,653,968
Short-Term Investments	75,506	—	—	75,506
Total	$1,729,474	$—	$—	$1,729,474

Astor Long/Short ETF Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$135,703,064	$—	$—	$135,703,064
Short-Term Investments	3,489,630	—	—	3,489,630
Total	$139,192,694	$—	$—	$139,192,694

Astor S.T.A.R. ETF Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$174,571,894	$—	$—	$174,571,894
Short-Term Investments	8,173,697	—	—	8,173,697
Total	$182,745,591	$—	$—	$182,745,591

Astor Macro Alternative Fund

Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,547,598	$—	$—	$1,547,598
Open futures contracts ***	2,090	—	—	2,090
Short-Term Investments	7,640	—	—	7,640
Total	$1,557,328	$—	$—	$1,557,328

There were no transfers into and out of Levels during the current periods presented.

It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Schedule of Investments for classification by asset class.

**	Refer to the Consolidated Schedule of Investments for classification by asset class.

***	Includes cumulative net unrealized appreciation on futures contracts open at July 31, 2015

Consolidation of Subsidiaries – The consolidated financial statements of the Astor Macro Alternative Fund include AMA Fund Limited (“AMA”), a wholly-owned and controlled foreign corporation (“CFC”).

The Astor Macro Alternative Fund may invest up to 25% of its total assets in a CFC, which acts as an investment vehicle in order to effect certain investments consistent with the Astor Macro Alternative Fund’s investment objectives and policies. The Astor Macro Alternative Fund consolidates the results of subsidiaries in which the Astor Macro Alternative Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Astor Macro Alternative Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Astor Macro Alternative Fund’s ability to control the circumstances leading to majority ownership. All significant inter-company accounts and transactions have been eliminated in consolidation.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL
STATEMENTS (Continued)
July 31, 2015

A summary of the net assets of AMA is as follows:

		% of Astor Macro Alternative
Inception Date of	AMA Net Assets at	Fund’s Net Assets at
AMA:	July 31, 2015	July 31, 2015
6/15/2015	$68,002	4.15%

The results from operations of AMA were as follows:

Net Investment Income	$1
Net realized loss	(4,101)
Net increase in unrealized appreciation	2,101
Net decrease in net assets resulting from operations	$(1,999)

For tax purposes, AMA is an exempted Cayman investment company. AMA has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AMA is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, AMA’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Astor Macro Alternative Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures program, the Astor Macro Alternative Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL
STATEMENTS (Continued)
July 31, 2015

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Astor Macro Alternative Fund’s prospectus for a full listing of risks associated with these investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Astor Long/Short ETF Fund, the Astor S.T.A.R. ETF Fund, and the Astor Macro Alternative Fund and declared and paid monthly for the Astor Active Income ETF Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded, as of or during the year ended July 31, 2015, related to uncertain tax positions taken on returns filed for open tax years (2012-2014 for the Astor Long/Short ETF Fund, Astor Active Income ETF Fund and Astor S.T.A.R. ETF Fund), or expected to be taken in the Funds’ 2015 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. During the period, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL
STATEMENTS (Continued)
July 31, 2015

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Astor Macro Alternative Fund’s Consolidated Statement of Assets and Liabilities as of July 31, 2015.

Contract Type/Primary		Unrealized Appreciation
Risk Exposure	Balance Sheet Location	(Depreciation)
Commodity Risk	Net unrealized appreciation from open futures contracts	$(7,519)
Foreign Exchange Rate Risk		6,606

Interest Risk		3,003
Total		$2,090

The following is a summary of the location of derivative investments on the Astor Macro Alternative Fund’s Consolidated Statement of Operations for the period ended July 31, 2015:

			Realized and Unrealized
		Location of Gain (Loss) on	Gain (Loss) on
		Derivatives recognized in	Derivatives recognized in
Derivative Investment Type	Primary Risk Exposure	income	income

Futures Contracts	Commodity Risk	Net realized loss from futures transactions	$(720)

	Foreign Exchange Rate Risk		(444)

	Interest Risk		(2,937)
Total			$(4,101)

Futures Contracts	Commodity Risk	Net change in unrealized appreciation on futures contracts	$(7,508)

	Foreign Exchange Rate Risk		6,606

	Interest Risk		3,003
Total			$2,101

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL
STATEMENTS (Continued)
July 31, 2015

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Astor Macro Alternative Fund.

Offsetting of Financial Assets and Derivative Assets

The Astor Macro Alternative Fund’s policy is to recognize a net asset or liability equal to the unrealized gain (loss) on futures contracts. The following table shows additional information regarding the offsetting of assets at July 31, 2015 for the Astor Macro Alternative Fund.

Astor Macro Alternative Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities

		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Consolidated	Presented in the
	Recognized	Statement of Assets &	Consolidated Statement	Financial	Cash Collateral
Description	Assets	Liabilities	of Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$17,805	$(15,715)	$2,090	$—	$—	$2,090
Total	$17,805	$(15,715)	$2,090	$—	$—	$2,090

Liabilities:

		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Consolidated	Presented in the
	Recognized	Statement of Assets &	Consolidated Statement	Financial	Cash Collateral
Description	Liabilities	Liabilities	of Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$15,715	$(15,715)	$—	$—		$—
Total	$15,715	$(15,715)	$—	$—	$—	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the periods ended July 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $564,884 and $1,149,377, respectively, for Astor Active Income ETF Fund, $104,896,269 and $48,186,699, respectively, for Astor Long/Short ETF Fund, $113,139,485 and $40,936,021, respectively, for Astor S.T.A.R. ETF Fund, and $1,699,893 and $147,848, respectively, for the Astor Macro Alternative Fund

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL
STATEMENTS (Continued)
July 31, 2015

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Effective April 1, 2014, Astor Investment Management, LLC (the “Advisor”) began serving as the Funds’ investment advisor. From August 16, 2013 to March 31, 2014, National Asset Management, Inc. (“NAM”) served as the Funds’ investment advisor. Prior to August 16, 2013, Astor Asset Management, LLC. (“Astor”) served as the Funds’ investment advisor.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”), the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Advisor receives a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% for each of the Astor Long/Short ETF Fund and Astor S.T.A.R. ETF Fund’s average daily net assets, 0.70% of the Astor Active Income ETF Fund’s average daily net assets and 1.65% of the Astor Macro Alternative Fund’s Average daily net assets. The Advisor earned $15,607, $1,143,366 and $1,409,599 in management fees for the year ended July 31, 2015 from the Astor Active Income ETF Fund, Astor Long/Short ETF Fund and Astor S.T.A.R. ETF Fund, respectively. The Advisor also earned $2,848 in management fees for the period from June 22, 2015 to July 31, 2015 from the Astor Macro Alternative Fund.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2015, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the Advisor) do not exceed 1.50%, 2.25%, 1.50% and 1.25% per annum of the Astor Long/Short ETF Fund’s average daily net assets for Class A, Class C, Class R and Class I shares respectively, 0.90% and 1.65% per annum of the Astor Active Income Fund’s average daily net assets for Class A and Class C shares, respectively, 1.50%, 2.25% and 1.25% per annum of the Astor S.T.A.R. ETF Fund’s average daily net assets for Class A, Class C and Class I shares, respectively, and 1.99% per annum of the Astor Macro Alternative Fund’s average daily net assets for Class I.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and any Funds’ operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitation. If any Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursement for such Fund(s) shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

During the periods ended July 31, 2015, the Funds’ advisor waived fees of $172,773, $190,724, $149,764, and $48,038 for the Astor Active Income Fund, Astor Long/Short ETF Fund, Astor S.T.A.R. ETF Fund, and the Astor Macro Alternative Fund, respectively. Expenses waived prior to March 31, 2014 by the Funds’ advisor are no longer subject to recapture under the Advisor Agreement. The table below contains the amount of fee waivers and expense reimbursements subject to recapture by the Advisor through July 31 of the year indicated.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL
STATEMENTS (Continued)
July 31, 2015

Fund	2017	2018	Total
Astor Active Income ETF Fund	$67,196	$172,773	$239,969
Astor Long/Short ETF Fund	74,222	190,724	264,946
Astor S.T.A.R. ETF Fund	67,415	149,764	217,179
Astor Macro Alternative Fund	—	48,038	48,038

The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class A and Class C shares of each Fund and Class R of the Astor Long/Short ETF Fund. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to such Class R shares and Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. The Astor Active Income ETF Fund, Astor Long/Short ETF Fund, and Astor S.T.A.R. ETF Fund paid $9,995, $235,831, and $514,355 in 12b-1 fees for the year ended July 31, 2015, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ Class A, Class C, Class I and Class R shares. For the year ended July 31, 2015, $671, $86,185, and $175,620 were paid to the underwriter for the Astor Active Income ETF Fund, Astor Long/Short ETF Fund, and Astor S.T.A.R. ETF Fund, respectively. There were no such fees paid by the Astor Macro Alternative Fund during the period. The Advisor incurs and pays for these fees for the benefit of the Funds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Funds.

Contingent Deferred Sales Charge (“CDSC”) – Class C shares have a CDSC of 1.00% which is imposed in the event of certain redemption transactions within one year following each investment and is paid to the Advisor. The respective shareholders pay CDSCs, which are not an expense of the Funds. For the periods ended July 31, 2015, there were $0, $5,027, $14,932, and $0 in CDSC fees paid by shareholders of the Astor Active Income ETF Fund, Astor Long/Short ETF Fund, Astor S.T.A.R. ETF Fund and Astor Macro Alternative Fund, respectively.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL
STATEMENTS (Continued)
July 31, 2015

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following periods was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of	Total
7/31/2015	Income	Capital Gain	Capital	Distribution
Astor Active Income ETF Fund	$53,628	$3,910	$—	$57,538
Astor Long/Short ETF Fund	835,689	—	—	835,689
Astor S.T.A.R. ETF Fund	—	107,100	—	107,100
Astor Macro Alternative Fund	3,187	—	—	3,187

For fiscal year ended	Ordinary	Long-Term	Return of	Total
7/31/2014	Income	Capital Gain	Capital	Distribution
Astor Active Income ETF Fund	$33,986	$95	$—	$34,081
Astor Long/Short ETF Fund	229,985	—	—	229,985
Astor S.T.A.R. ETF Fund	49,059	119	—	49,178

As of July 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Astor Active Income ETF Fund	$1,941	$21,808	$—	$—	$—	$(31,447)	$(7,698)
Astor Long/Short ETF Fund	64,148	—	(84,722)	—	—	7,200,529	7,179,955
Astor S.T.A.R. ETF Fund	—	252,798	—	—	(913,226)	11,019,714	10,359,286
Astor Macro Alternative Fund	—	—	—	—	(1,140)	(404)	(1,544)

The differences between book basis and tax basis undistributed income/(loss), unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Astor S.T.A.R. ETF Fund incurred and elected to defer such late year losses of $913,226.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Astor Macro Alternative Fund incurred and elected to defer such capital losses of $1,140.

At July 31, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Current Year
	Non-Expiring	Non-Expiring		Utilized
	Short-Term	Long-Term	Total	Amount
Astor Active Income ETF Fund	$—	$—	$—	$—
Astor Long/Short ETF Fund	84,722	—	$84,722	$798,945
Astor S.T.A.R. ETF Fund	—	—	$—	$—
Astor Macro Alternative Fund	—	—	$—	$—

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL
STATEMENTS (Continued)
July 31, 2015

Permanent book and tax differences primarily attributable to net operating losses, reclassification of ordinary income distributions and adjustments for partnerships and the Fund’s holding in AMA Fund Limited CFC resulted in reclassification for the Funds for the period ended July 31, 2015 as follows:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized Gain/(Loss)	Unrealized
	Capital	Income	from Security Transactions	Gains (loss)
Astor Active Income ETF Fund	$—	$513	(513)	$—
Astor Long/Short ETF Fund	—	12,123	(12,123)	—
Astor S.T.A.R. ETF Fund	(112,654)	112,654	—	—
Astor Macro Alternative Fund	(5,000)	97	4,101	802

6.	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2015, NFS LLC FEBO John F Eckstein and Lisa Patrick held 76.10% of the voting securities of the Astor Macro Alternative Fund and may be deemed to control the Fund.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Astor Active Income ETF Fund, Astor Long/Short ETF Fund,
Astor S.T.A.R. ETF Fund and Astor Macro Alternative Fund and
Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statements of assets and liabilities of Astor Active Income ETF Fund, Astor Long/Short ETF Fund and Astor S.T.A.R. ETF Fund, including the schedules of investments, and the accompanying consolidated statement of assets and liabilities of Astor Macro Alternative Fund, including the consolidated schedule of investments, each a series of Northern Lights Fund Trust (the “Funds”), as of July 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for Astor Long/Short ETF Fund, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended for Astor Active Income ETF Fund and Astor S.T.A.R. ETF Fund, and the related consolidated statement of operations, consolidated statement of changes in net assets and the consolidated financial highlights for the period June 22, 2015 (commencement of operations) through July 31, 2015 for Astor Macro Alternative Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights, are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights of Astor Active Income ETF Fund, Astor Long/Short ETF Fund, Astor S.T.A.R. ETF Fund and the consolidated financial statements and consolidated financial highlights of Astor Macro Alternative Fund, referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2015, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
September 29, 2015

COHEN FUND AUDIT SERVICES, LTD. | CLEVELAND | MILWAUKEE | 216.649.1700	cohenfund.com

Registered with the Public Company Accounting Oversight Board.

The Astor Funds
Expense Examples (Unaudited)
July 31, 2015

Example

As a shareholder of a Fund you will incur two types of costs: (1) transaction costs, including sales loads and redemption fees; and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	2/1/15	7/31/15	Period(a)	7/31/15	Period

Astor Active Income ETF Fund – Class A	0.90%	$1,000.00	$1,008.20	$4.48	$1,020.33	$4.51
Astor Active Income ETF Fund – Class C	1.65%	$1,000.00	$1,001.80	$8.25	$1,016.55	$8.31
Astor Long/Short ETF Fund – Class A	1.50%	$1,000.00	$1,052.30	$7.63	$1,017.36	$7.50
Astor Long/Short ETF Fund – Class C	2.25%	$1,000.00	$1,044.50	$11.40	$1,013.64	$11.23
Astor Long/Short ETF Fund – Class I	1.25%	$1,000.00	$1,054.80	$6.36	$1,018.60	$6.25
Astor Long/Short ETF Fund – Class R	1.50%	$1,000.00	$1,051.00	$7.64	$1,017.35	$7.51
Astor S.T.A.R. ETF Fund – Class A	1.50%	$1,000.00	$1,020.90	$7.51	$1,017.36	$7.50
Astor S.T.A.R. ETF Fund – Class C	2.25%	$1,000.00	$1,017.00	$11.24	$1,013.65	$11.22
Astor S.T.A.R. ETF Fund – Class I	1.25%	$1,000.00	$1,023.00	$6.26	$1,018.91	$6.36
Astor Macro Alternative Fund – Class I	1.25%	$1,000.00(b)	$998.00	$1.23 (c)	$1,019.09	$5.76(d)

(a)	Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days and divided by 365.

(b)	Beginning Account Value starting date for the Astor Macro Alternative Fund is 6/22/2015.

(c)	Actual Expenses Paid During Period are equal to the Astor Macro Alternative Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 39 day and divided by 365.

(d)	Hypothetical Expenses Paid During Period for the Astor Macro Alternative Fund assumes a starting date of 2/1/2015.

The Astor Funds
Supplemental Information (Unaudited)
July 31, 2015

Astor Macro Alternative Fund– Adviser: Astor Investment Management, LLC

In connection with the regular meeting held on February 25 & February 26, 2015 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” defined in the Investment Company Act of 1940, discussed the approval of an investment advisory agreement (the “Astor Advisory Agreement”) between Astor Investment Management, LLC (“Astor”) and the Trust, with respect to the Fund. In considering the approval of the Astor Advisory Agreement, the Trustees received materials specifically relating to the Astor Advisory Agreement.

Nature, Extent, Quality of Services. The Board noted that Astor currently manages approximately $1.1 billion in assets and specializes in constructing actively managed strategies that combine macroeconomic analysis and tactical asset allocation for separately managed accounts, unified managed accounts, and mutual funds. The Board reviewed the background information of the key investment personnel responsible for servicing the Fund, taking into consideration their education and noting that the advisory firm has fully integrated teams with diverse financial industry experience in portfolio management, operations and compliance, sales, marketing and administration. The Board reviewed Astor’s investment process, observing that Astor’s portfolio management team and investment committee perform all the research and analytics for the Fund consisting of top-down economic analysis, value strategies, tactical asset allocation and momentum trading, and use their proprietary indicators to implement portfolio allocations. Acknowledging that not all strategy risks can be eliminated, the Board considered Astor’s explanation that its risk management process is built into the strategy by utilizing fundamental and technical signals. The Board reviewed Astor’s broker-dealer selection process, noting that Astor will use its existing trading platforms and conduct regular reviews of the executing brokers, evaluating factors such as cost, execution quality, and overall broker-dealer client service. The Board noted its familiarity with Astor’s investment team, expressing that Astor and the Board have maintained a good working relationship over the years, and expressed its appreciation of Astor’s commitment to the other Funds it manages in the Trust. The Board concluded that Astor should provide a high level of service to the Fund and its future shareholders.

Performance. The Trustees discussed the performance history provided by Astor. They observed that the Fund, because it had yet to issue any shares, did not have any performance history to report. They considered the detailed hypothetical back-tested performance of the Fund’s proposed strategy, and concluded that the hypothetical performance suggested that the strategy had the potential to meet the Fund’s objective and provide value to shareholders. The Trustees also considered the performance history of Astor Long/Short which employs a strategy similar to that proposed to be used by Astor Macro, and noted that Astor Long/Short outperformed its benchmark over all time frames presented. The Trustees reasoned that Astor has experience managing alternative portfolios and appeared to have success in doing so. The Trustees concluded that, based on the performance information presented, Astor should be given the opportunity to manage Astor Macro.

Fees and Expenses. The Trustees considered the contractual advisory fee of 1.65% was higher than the average of the peer group and Morningstar category, but within the range of both comparison groups. The Trustees also noted that the Fund’s estimated net expense ratio was well within the peer group and Morningstar category ranges. The Trustees further noted the expense cap in place, and after further discussion, concluded that the Fund’s fees and expenses were not unreasonable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. They considered that Astor anticipated that the size of the Fund would be approximately $50 million after 12 months of operations, and they noted Astor’s willingness to

The Astor Funds
Supplemental Information (Unaudited)
July 31, 2015

discuss breakpoints at a later date when the size of the Fund materially increases. After further discussion, the Trustees concluded that the absence of breakpoints at this time was acceptable, but that economies of scale would be revisited in the future if the Fund grows materially in size.

Profitability. The Trustees reviewed the profitability analysis provided by Astor. They noted that because the Fund had not yet issued shares, the profitability analysis provided is merely an estimate based on projected asset growth over the first 12 months of operations. They considered that the estimated profitability was modest in actual dollars considering the entrepreneurial risk taken on by Astor. After further discussion, based on the information provided by Astor, the Trustees concluded the estimated profitability appeared reasonable.

Conclusion. Having requested and received such information from Astor as the Trustees believed to be reasonably necessary to evaluate the terms of the Astor Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure is reasonable and that approval of the Astor Advisory Agreement is in the best interests of the shareholders of Astor Macro Alternative Fund.

*	Due to timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Fund.

The Astor Funds
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2015

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	101	Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); Independent Director OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); Altegris KKR Private Equity Master Fund and Altegris KKR Private Equity Fund (since 2014)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	101	Schroder Global Series Trust (since 2012); Two Roads Shared Trust (since 2012); Northern Lights Variable Trust (since 2013); Altegris KKR Private Equity Master Fund and Altegris KKR Private Equity Fund (since 2014)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	101	AdvisorOne Funds (2004-2013); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007 – May, 2010); The Z-Seven Fund, Inc. (2007 – May, 2010); Greenwich Advisers Trust (2007-February 2011); Global Real Estate Fund (2008-2011); The World Funds Trust (2010-2013); Northern Lights Variable Trust (since 2006)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, Partner and President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 - 2010).	101	AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006); CLA Strategic Allocation Fund (since 2014)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	133	Northern Lights Variable Trust (since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011); Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006).	133	Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (2007-2012); Northern Lights Fund Trust III (since 2012); Northern Lights Variable Trust (since 2007)

6/30/15 – NLFT_v2

The Astor Funds
SUPPLEMENTAL INFORMATION (Continued) (Unaudited)
July 31, 2015

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer, Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly President and Manager, Blu Giant, LLC (2004 - 2011).	101	Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust II (“NLFT II”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

***	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant and Transfer Agent).

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-738-0333.

6/30/15 – NLFT_v2

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-738-0333 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-738-0333.

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2015 - $ 57,000

2014 - $ 39,000

(b)	Audit-Related Fees

2015 - None

2014 - None

(c)	Tax Fees

2015 – $ 10,500

2014 – $ 7,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2015 - None

2014 - None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2015	2014
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:
2015 - $ 10,500
2014 - $ 7,500

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 10/2/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 10/2/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 10/2/15